Stockholders' Deficit (Details) - USD ($)		9 Months Ended
	Aug. 31, 2018	Sep. 30, 2018
Stockholders' Deficit (Textual)
Common stock authorized to issue		500,000,000
Common stock par value		$ 0.00001
Preferred stock authorized to issue		10,000,000
Preferred stock par value		$ 0.00001
Common stock voting rights		The holders of the Company's common stock are entitled to one vote per share.
Designated or issued preferred stock
Stock Options [Member]
Stockholders' Deficit (Textual)
Stock options to purchase of common stock	1,945
Exercise price lower range	$ 22.76
Exercise price upper range	$ 224.12
Options vest, description	The options vest as follows: (i.) every month after the grant date up to 4 years or (ii.) 25% upon the issuance and every year thereafter after on the grant date.
Minimum [Member] | Stock Options [Member]
Stockholders' Deficit (Textual)
Expiration date	Mar. 01, 2023
Maximum [Member] | Stock Options [Member]
Stockholders' Deficit (Textual)
Expiration date	Feb. 28, 2027
Common Stock [Member]
Stockholders' Deficit (Textual)
Common stock shares issued	1,000,000
Common stock issued, value	$ 40,000
Common Stock [Member] | Sysorex Consulting, Inc. [Member]
Stockholders' Deficit (Textual)
Common stock shares issued	250,000
Treasury Stock [Member]
Stockholders' Deficit (Textual)
Securities available for future issuance	11,791,690
2018 Equity Incentive Plan [Member]
Stockholders' Deficit (Textual)
Equity incentive plan, description		On July 30, 2018, the board of directors of the Company and its sole director approved the Company's 2018 Equity Incentive Plan (the "2018 Plan"), which enables the Company to grant stock options, share appreciation rights, restricted stock, restricted stock units, share awards, performance unit awards, and cash awards to associates, directors, consultants, and advisors of the Company and its affiliates, and to improve the ability of the Company to attract, retain, and motivate individuals upon whom the Company's sustained growth and financial success depend, by providing such persons with an opportunity to acquire or increase their proprietary interest in the Company. Stock options granted under the 2018 Plan may be non-qualified stock options or incentive stock options, within the meaning of Section 422(b) of the Internal Revenue Code of 1986. Each option, or portion thereof, that is not an incentive stock option, shall be considered a non-qualified option. The option price must be at least 100% of the fair market value on the date of grant and if an Incentive Stock Option is issued to a 10% or greater shareholder the grant must be 110% of the fair market value on the date of the grant. The 2018 Plan is to be administered by the Board, which shall have discretion over the awards and grants thereunder. The aggregate maximum number of shares of common stock for which stock options or awards may be granted pursuant to the 2018 Plan is 8,000,000, which number will be automatically increased on the first day of each quarter, beginning on January 1, 2019 and for each quarter thereafter, by a number of shares of common stock equal to the least of (i) 1,000,000 shares,(ii) 10% of the shares of common stock issued and outstanding on that date, or (iii) a lesser number of shares that may be determined by the board. No awards may be issued after July 30, 2028. As of September 30, 2018 and December 31, 2017, there were no awards outstanding under the plan. As of September 30, 2018, there were 8,000,000 securities available for future issuance under the 2018 Plan.
Securities available for future issuance		8,000,000